OTHER FINANCIAL ASSETS AT AMORTISED COST	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
OTHER FINANCIAL ASSETS AT AMORTISED COST	17. OTHER FINANCIAL ASSETS AT AMORTISED COST

		Group
	2025	2024
	£m	£m
Asset backed securities	—	—
Debt securities	3,987	3,408
0	3,987	3,408
A significant portion of the debt securities are held in our eligible liquidity pool and consist mainly of government bonds and covered bonds.